AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 23, 2015

1933 Act File No. 33 -75340
 1940 Act No. 811 -08360

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 68	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 69	[X]

GUINNESS ATKINSON FUNDS
(Formerly Investec Funds)
(Exact Name of Registrant as Specified in Charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (818) 716-2739

James J. Atkinson, President
Guinness Atkinson Funds
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367

(Name and Address of Agent for Service)

Please send copies of communications to:

Alexandra K. Alberstadt, Esq
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]	on November 25, 2015 pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 66 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on July 28, 2015 for the purpose of registering a new Investor Share class for the Guinness Atkinson Dividend Builder Fund and a new Institutional Share class for the Guinness Atkinson Global Innovators Fund.  PEA No. 66 was originally scheduled to become effective on September 24, 2015 and subsequently extended to October 26, 2015 pursuant to the filing of PEA No. 67.  This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 66 to the Registrant’s Registration Statement filed on July 28, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodland Hills and State of California, on the 23rd day of October, 2015.

GUINNESS ATKINSON FUNDS

By:	/s/ James Atkinson
James Atkinson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James Atkinson	President	October 23, 2015
James Atkinson

/s/Dr. Gunter Dufey*	Trustee	October 23, 2015
Dr. Gunter Dufey

/s/J.I. Fordwood*	Trustee	October 23, 2015
J.I. Fordwood

/s/Timothy Guinness*	Trustee	October 23, 2015
Timothy Guinness

/s/Bret A. Herscher*	Trustee	October 23, 2015
Bret A. Herscher

/s/J. Brooks Reece, Jr.*	Trustee and Chairman	October 23, 2015
J. Brooks Reece, Jr.

/s/ Rita Dam	Treasurer	October 23, 2015
Rita Dam

*By:	/s/ Rita Dam
Rita Dam Attorney-in-Fact